RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash [Line Items]
Retention accounts	$ 0	$ 1,311
Short term restricted cash accounts	0	1,311
Letters of guarantee	31	31
Long term restricted cash accounts	31	31
Total	$ 31	$ 1,342